Pilot plant - Carrying Value Summary (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022
Pilot plant
Balance	$ 985,057	$ 12,338,741	$ 12,338,741
Additions			1,929,020
Amortisation	(201,636)	$ (3,613,127)	(13,355,544)
Effect of movement in foreign exchange rates	38,999		72,840
Balance	$ 822,420		$ 985,057